SEGMENTED DISCLOSURE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENTED DISCLOSURE INFORMATION
Schedule of revenue by geographic segmentation
Revenue

Years ended December 31,	2021		2020
Canada	$65,542	17%	$63,233	19%
United States	203,273	51%	161,165	47%
Austria	64,994	17%	65,716	19%
Germany	27,075	7%	26,924	8%
Netherlands	27,540	7%	16,694	5%
Other Europe	5,064	1%	6,467	2%
	$393,488	100%	$340,199	100%

Schedule of investment properties by geographic segmentation
Investment properties

As at December 31,	2021		2020
Canada	$1,712,946	21%	$1,106,850	19%
United States	4,229,477	53%	2,882,549	49%
Austria	773,772	10%	821,260	14%
Germany	465,478	6%	428,504	7%
Netherlands	789,485	10%	550,946	10%
Other Europe	—	—%	65,474	1%
	$7,971,158	100%	$5,855,583	100%